Share-based compensation (Huya has used binomial option-pricing) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Huya [Member]
Weighted average fair value per option granted		$ 5.2130	$ 1.3798
Weighted average exercise price		$ 2.47	$ 2.55
Risk-free interest rate	[1]	2.83%	2.25%
Expected term (in year)	[2]	10 years	10 years
Expected volatility	[3]	55.00%	55.00%
Dividend yield	[4]	0.00%	0.00%
YY [Member]
Weighted average fair value per option granted		$ 2.6425
Weighted average exercise price		$ 4.7025
Risk-free interest rate	[5]	2.77%
Expected volatility	[6]	57.00%
Dividend yield	[7]	0.00%
YY [Member] | Maximum [Member]
Expected term (in year)	[2]	6 years
YY [Member] | Minimum [Member]
Expected term (in year)	[2]	5 years

[1]	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
[2]	The expected term is the contract life of the option.
[3]	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
[4]	Huya has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on Huya’s expected dividend policy over the expected term of the option.
[5]	The risk-free interest rate of periods within the contractual life of the share option is based on US Treasury Bonds of similar tenor at the valuation dates.
[6]	Expected volatility is estimated based on the average of historical volatilities of the Company at the valuation dates.
[7]	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.